Stock options (Tables)	12 Months Ended
Dec. 31, 2021
Stock options
Schedule of movements in stock options

	Number of stock	Weighted average
	options	exercise price
Balance, December 31, 2020, and December 31, 2021	50,000	$2.23

Schedule of stock options issued and outstanding

		Weighted average		Number of
		remaining	Number of	Options	Grant date
	Exercise	exercisable	options	Vested	(exercisable)
Expiry date	price ($)	life (years)	outstanding	(exercisable)	fair value
August 28, 2028	2.23	6.66	50,000	30,000	$100,200